Note 8 - Long-term Investments - Long-term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Long-term investments	$ 4,172	$ 10,445
Sigurd Cayman [Member]
Long-term investments	992	992
EMC [Member]
Long-term investments	3,180	9,417
PVEF [Member]
Long-term investments		$ 36